Available-for-Sale Securities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Available For Sale Securities [Abstract]
Available-for-sale securities		$ 2,661,932
Realized gains or losses	$ 680